Accounts Receivable and Others - Summary of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade receivables	$ 943	$ 44
Tax credits and government grants receivable	1,808	1,546
Sales taxes receivable	431	863
Restricted cash	178
Other receivables	721	1,633
Trade and other receivables	$ 4,081	$ 4,086